Jul. 17, 2020
PFI Prospectus | Government & High Quality Bond Fund [Member]
SUMMARY FOR GOVERNMENT & HIGH QUALITY BOND FUND
Delete the second paragraph under Principal Investment Strategies, and replace with the following paragraph:
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2019 was 3.21 years. The Fund is not managed to a particular maturity.